FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

22. FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, accounts receivable, loans recognized as a result of payments under guarantees at amortized cost, which approximate their fair values due to the short-term maturity of these instruments. The carrying value of the Company’s debt obligations approximates fair value as the borrowing rates are similar to the market rates that are currently available to the Company for financing obligations with similar terms and credit risks and represent a Level 2 measurement.

Assets measured at fair value on a nonrecurring basis

The Company measures its property and equipment and, intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Equity investments without readily determinable fair value are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. The Company classified these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

The Company measured on a non-recurring basis the fair values associated with triggering of the down round feature for the senior convertible preferred shares issued pursuant to 2021 Subscription Agreement. This valuation resulted in a deemed dividend of RMB755.6 million being distributed to the Company’s preferred shareholders as of July 27, 2023(Note 18).

Assets and liabilities measured at fair value on a recurring basis

The Company measures its warrant liabilities and forward contracts at fair value on a recurring basis. As the Company’s warrant liabilities and forward contracts are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant liabilities and forward contracts. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of Level 3 during the fiscal year ended March 31, 2023.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2022 and 2023:

	March 31, 2022
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Forward contract assets	—	—	36	36

Liabilities:
Warrant liabilities	—	—	196,390	196,390

	March 31, 2023
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Warrant liabilities	—	—	8	8

Refer to Note 18 for additional information about warrant liabilities and forward contracts measured at fair value on a recurring basis for the fiscal year ended March 31, 2022 and 2023: